Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net Loss	$ (16,312,705)	$ (11,219,851)	$ (1,117,586)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation and amortization	183,097	87,973	388,319
Gains on withdrawal of right-of-use assets			(53,816)
Interest expense for convertible notes	221,788
Bad debt expense	349,419	491,868	144,520
Gain on disposal of subsidiaries	28,648	(14,002)	(26,049)
Impairment of goodwill	7,362,187	6,244,555
Change in operating assets and liabilities:
Account receivable, net	1,026,666	(4,102,339)	17,009
Prepaid expenses	2,104
Inventories, net	240,497	88,132	1,124,567
Other current assets	(198,684)	(345,447)	(176,613)
Advances to suppliers, net	366,038	(1,150,942)	361,443
Rent deposit			44,347
Accounts payable	(2,306,527)	3,331,146	(4,123,850)
Contract liabilities	279,817	(406,624)	(4,251,510)
Tax payable	231,703	204,232	33,690
Lease liabilities	(104,678)	232,562	(256,432)
Accrued expenses and other current liabilities	1,207,791	1,036,397	(799,545)
Net cash used in operating activities	(7,422,839)	(5,522,340)	(8,691,506)
Cash flows from investing activities:
Proceeds from the investment in loan receivable			26,500,000
Purchase of property and equipment	(5,539)	(25,916)	(81,197)
Net cash (used in) provided by investing activities	(5,539)	(25,916)	26,418,803
Cash flows from financing activities:
(Payment to) Proceeds from related parties loans	222,218	(2,763,012)	(750,490)
Proceeds from convertible promissory notes		5,550,607
Proceeds from borrowings		285,255	455,756
Repayment of Bank loans	(117,298)	(195,350)
Capital contributions	171,874		1,408,013
Net cash provided by financing activities	276,794	2,877,500	1,113,279
Effect of changes of foreign exchange rate on cash	(503,137)	(246,808)	765,792
Net (decrease) increase in cash	(7,654,721)	(2,917,564)	19,606,368
Cash and cash equivalents at the Beginning of financial year	23,716,768	26,634,332	7,027,964
Cash and cash equivalents at the end of financial year	16,062,047	23,716,768	26,634,332
SUPPLEMENTARY CASH FLOW INFORMATION:
Right of use assets obtained in exchange for operating lease liabilities		302,631	37,270
Deferred offering cost reduces additional paid-in capital		$ (9,893)